UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        June 30, 2005
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Endicott Management Company
           --------------------------------------------------
Address:   237 Park Avenue
           --------------------------------------------------
           Suite 801
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

Form 13F File Number:  28-10720
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Wayne K. Goldstein
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (212) 808-3767
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Wayne K. Goldstein          New York, New York           8/15/2005
       -------------------------    ---------------------------     ---------

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                                                   0
                                                          ----------

Form 13F Information Table Entry Total:
                                                                  41
                                                          ----------

Form 13F Information Table Value Total:
                                                            $349,649
                                                          ----------
                                                          (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


No.        Form 13F File Number          Name

                                                  Form 13F INFORMATION TABLE
              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                            VALUE   SHRS  OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS CUSIP   (x$1000) PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
------------------------------- -------------- ------- -------- --------  --- ---- ---------- -------- -------- -------- --------
ARCH CAP GROUP LTD               ORD           G0450A105     7,136    158,400   SH       SOLE              158,400
------------------------------------------------------------------------------------------------------------------------------------
COMMUNITY CAPITAL BANCSHARES     COM           203634100     2,368    214,100   SH       SOLE              214,100
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA                  COM           060505104    14,367    315,000   SH       SOLE              315,000
------------------------------------------------------------------------------------------------------------------------------------
BANCORP INC DEL                  COM           05969A105     4,425    253,700   SH       SOLE              253,700
------------------------------------------------------------------------------------------------------------------------------------
CENTER BANCORP INC               COM           151408101     4,701    414,199   SH       SOLE              414,199
------------------------------------------------------------------------------------------------------------------------------------
CENTURY BANCORP INC-CL A         CL A NON VTG  156432106    11,856    390,400   SH       SOLE              390,400
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                    COM           172967101    16,342    353,500   SH       SOLE              353,500
------------------------------------------------------------------------------------------------------------------------------------
CONSECO INC                      COM NEW       208464883    11,368    521,000   SH       SOLE              521,000
------------------------------------------------------------------------------------------------------------------------------------
ENDURANCE SPECIALTY HLDGS LT     SHS           G30397106     7,432    196,500   SH       SOLE              196,500
------------------------------------------------------------------------------------------------------------------------------------
FIRST MUTUAL BANCSHARES INC      COM           32190E102    11,445    441,896   SH       SOLE              441,896
------------------------------------------------------------------------------------------------------------------------------------
FIRST NIAGARA FINL GP INC        COM           33582V108       183     12,585   SH       SOLE               12,585
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD BANCORP              COM           316773100    10,235    248,600   SH       SOLE              248,600
------------------------------------------------------------------------------------------------------------------------------------
GENWORTH FINL INC                COM   CL A    37247D106    10,342    342,100   SH       SOLE              342,100
------------------------------------------------------------------------------------------------------------------------------------
HUDSON CITY BANCORP              COM           443683107    10,269    900,000   SH       SOLE              900,000
------------------------------------------------------------------------------------------------------------------------------------
HOME FED BANCORP                 COM           436926109     4,052    166,400   SH       SOLE              166,400
------------------------------------------------------------------------------------------------------------------------------------
IBOC                             COM           459044103     9,336    330,000   SH       SOLE              330,000
------------------------------------------------------------------------------------------------------------------------------------
IMPAC MTG HLDGS INC              COM           45254P102     1,399     75,000   SH       SOLE               75,000
------------------------------------------------------------------------------------------------------------------------------------
KEYCORP NEW                      COM           493267108    11,268    339,900   SH       SOLE              339,900
------------------------------------------------------------------------------------------------------------------------------------
MACKINAC FINL CORP               COM           554571109     4,569    300,000   SH       SOLE              300,000
------------------------------------------------------------------------------------------------------------------------------------
MERRIL LYNCH & CO INC            COM           590188108    12,262    222,900   SH       SOLE              222,900
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL CITY CORP               COM           635405103     9,786    286,800   SH       SOLE              286,800
------------------------------------------------------------------------------------------------------------------------------------
NEW CENTURY FINANCIAL CORP M     COM           6435EV108    13,418    260,800   SH       SOLE              260,800
------------------------------------------------------------------------------------------------------------------------------------
NORTH FORK BANCORPORATION NY     COM           659424105    14,718    523,953   SH       SOLE              523,953
------------------------------------------------------------------------------------------------------------------------------------
ORIENTAL FINL GROUP INC          COM           68618W100       763     50,000   SH       SOLE               50,000
------------------------------------------------------------------------------------------------------------------------------------
PMI GP INC                       COM           69344M101    12,314    315,900   SH       SOLE              315,900
------------------------------------------------------------------------------------------------------------------------------------
PNC FINL SVCS GROUP INC          COM           693475105    13,392    245,900   SH       SOLE              245,900
------------------------------------------------------------------------------------------------------------------------------------
PROVIDENT FINL HLDGS INC         COM           743868101     6,185    220,025   SH       SOLE              220,025
------------------------------------------------------------------------------------------------------------------------------------
PXRE GROUP LTD                   COM           G73018106     9,170    363,600   SH       SOLE              363,600
------------------------------------------------------------------------------------------------------------------------------------
RESOURCE AMERICA INC             CL A          761195205    10,923    283,496   SH       SOLE              283,496
------------------------------------------------------------------------------------------------------------------------------------
SUSSEX BANCORP                   COM           869245100     2,158    150,600   SH       SOLE              150,600
------------------------------------------------------------------------------------------------------------------------------------
SIGNATURE BK NEW YORK NY         COM           82669G104       471     19,300   SH       SOLE               19,300
------------------------------------------------------------------------------------------------------------------------------------
SCOTTISH RE GROUP LTD            ORD           G7885T104    18,161    749,200   SH       SOLE              749,200
------------------------------------------------------------------------------------------------------------------------------------
SNB BANCSHARES INC TEX           COM           78460M209     3,695    335,900   SH       SOLE              335,900
------------------------------------------------------------------------------------------------------------------------------------
SPECIALTY UNDERWRITERS ALLIA     COM           84751T309     7,926    870,000   SH       SOLE              870,000
------------------------------------------------------------------------------------------------------------------------------------
TIB FINL CORP                    COM           872449103     7,188    266,700   SH       SOLE              266,700
------------------------------------------------------------------------------------------------------------------------------------
UNIONBANCAL CORP                 COM           908906100    14,381    214,900   SH       SOLE              214,900
------------------------------------------------------------------------------------------------------------------------------------
UNITED AMER INDEMNITY LTD        COM           90933T109     5,878    341,927   SH       SOLE              341,927
------------------------------------------------------------------------------------------------------------------------------------
UMB FINL CORP                    COM           902788108     9,729    170,600   SH       SOLE              170,600
------------------------------------------------------------------------------------------------------------------------------------
US BANCORP DEL                   COM NEW       902973304    13,374    458,000   SH       SOLE              458,000
------------------------------------------------------------------------------------------------------------------------------------
WILLIS LEASE FINANCE CORP        COM           970646105     4,564    570,500   SH       SOLE              570,500
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON MUT INC               COM           939322103     6,104    150,000   SH       SOLE              150,000
